Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Jan. 31, 2020
Disclosure Of Other Financial Liabilities [abstract]
Dealer holdback programs and customers deposits	$ 102.4	$ 100.2
Due to Bombardier Inc.	22.2	22.3
Derivative financial instruments	8.6	5.2
Due to a pension management company	0.7	1.0
Non-controlling interest liability	21.0	19.0
Financial liability related to NCIB	200.0	70.3
Other	28.1	11.9
Total other financial liabilities	383.0	229.9
Current	348.6	182.9
Non-current	34.4	47.0
Total other financial liabilities	$ 383.0	$ 229.9